Dreyfus Equity Income Fund

Incorporated herein by reference is a definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 1, 2017 (SEC Accession No. 0000053808-17-0000051).